Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of future lease payments under operating leases

Future lease payments under operating leases as of December 31, 2020 are as follows:

	Operating Leases
	RMB	US$
2021	1,650	253
2022	1,458	223
2023	1,458	223
Total undiscounted cash flows	4,567	700
Less imputed interest	372	57
Total lease liabilities balance	4,195	643

Supplemental cash flow information related to operating leases

	For the year ended December 31,
	2019	2020
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	1,620	2,496	383